Income Tax	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Tax
26.	INCOME TAX
The Company and its subsidiaries, ASE, SPIL and USIINC, have filed a consolidated tax return for corporate income tax and for unappropriated earnings.

a.	Income tax recognized in profit or loss
The major components of income tax were as follows:

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$14,533,570	$16,251,844	$10,117,252	$330,413
Income tax on unappropriated earnings	3,684,138	844,855	(3,449,958)	(112,670)
Changes in estimate for prior years	(129,152)	(211,631)	(67,074)	(2,190)

	18,088,556	16,885,068	6,600,220	215,553

Deferred income tax
In respect of the current year	(95,906)	185,726	(1,352,999)	(44,187)
Changes in tax rates	18,337	(4,425)	2,763	90
Changes in estimate for prior years	16,625	2,481	35,465	1,158
Effect of foreign currency exchange differences	(83,840)	76,684	18,514	605

	(144,784)	260,466	(1,296,257)	(42,334)

Income tax expense recognized in profit or loss	$17,943,772	$17,145,534	$5,303,963	$173,219

A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$80,193,769	$81,763,628	$42,611,823	$1,391,634

Income tax expense calculated at the statutory rates	$33,697,736	$35,906,719	$18,763,311	$612,780
Nontaxable expense (income) in determining taxable income	357,936	(177,734)	1,132,092	36,972
Tax-exempt income	(14,578,355)	(14,789,999)	(7,369,986)	(240,692)
Additional income tax on unappropriated earnings	3,684,138	844,855	(3,449,958)	(112,670)
Income tax credits	(1,654,821)	(2,514,002)	(1,921,721)	(62,760)
The origination and reversal of temporary differences	78,544	1,304,931	69,767	2,278
Income tax adjustments on prior years	(112,527)	(209,150)	(31,609)	(1,032)
Unrecognized deferred tax liability for temporary differences associated with investments	(6,135,120)	(3,523,716)	(2,557,436)	(83,522)
Unrecognized loss carryforwards	288,025	271,730	455,437	14,874
Withholding tax	87,175	31,900	12,433	406
House and land transactions income tax	—	—	201,633	6,585
Land value increment tax	117,341	—	—	—
Capital gains tax	2,113,700	—	—	—

Income tax expense recognized in profit or loss	$17,943,772	$17,145,534	$5,303,963	$173,219

b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$(9)	$—	$—	$—

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$(19,319)	$(208,482)	$(2,214)	$(72)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	(160,084)	370,091	(262,404)	(8,570)
Unrealized loss on debt instruments at fair value through other comprehensive income	—	—	(5,792)	(189)

Income tax recognized in other comprehensive income	$(179,403)	$161,609	$(270,410)	$(8,831)

d.	Current tax assets and liabilities

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$623,470	$363,226	$11,862
Prepaid income tax	125,049	542,119	17,705

	$748,519	$905,345	$29,567

Current tax liabilities
Income tax payable	$18,360,792	$9,667,755	$315,733

e.	Deferred tax assets and liabilities
The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.

The movements of deferred tax assets and deferred tax liabilities were as follows:
For the year ended December 31, 2021

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$629,702	$(186,443)	$—	$—	$(7,178)	$(345,104)	$90,977
Defined benefit obligation	1,370,455	(115,707)	(19,319)	—	(47,276)	—	1,188,153
FVTPL financial instruments	112,259	77,593	—	—	(502)	—	189,350
Others	2,407,910	679,492	—	(7)	52,399	(269,080)	2,870,714

	4,520,326	454,935	(19,319)	(7)	(2,557)	(614,184)	4,339,194
Loss carry-forward	527,666	187,981	—	—	(31,077)	(45,788)	638,782
Investment credits	429,381	(15,549)	—	—	(22,798)	—	391,034

	$5,477,373	$627,367	$(19,319)	$(7)	$(56,432)	$(659,972)	$5,369,010

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,980,387	$165,628	$—	$—	$(42,437)	$(186,834)	$5,916,744
FVTPL financial instruments	6,317	6,274	—	—	(11)	—	12,580
Others	1,134,323	310,681	160,084	2	69,848	(14,065)	1,660,873

	$7,121,027	$482,583	$160,084	$2	$27,400	$(200,899)	$7,590,197

For the year ended December 31, 2022

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$90,977	$40,498	$—	$16,953	$148,428
Defined benefit obligation	1,188,153	(123,878)	(208,482)	6,641	862,434
FVTPL financial instruments	189,350	18,192	—	252	207,794
Others	2,870,714	718,909	—	179,881	3,769,504

	4,339,194	653,721	(208,482)	203,727	4,988,160
Loss carry-forward	638,782	(166,121)	—	22,824	495,485
Investment credits	391,034	452,656	—	14,437	858,127

	$5,369,010	$940,256	$(208,482)	$240,988	$6,341,772

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,916,744	$63,813	$—	$57,701	$6,038,258
FVTPL financial instruments	12,580	519,142	—	89	531,811
Others	1,660,873	617,767	(370,091)	106,514	2,015,063

	$7,590,197	$1,200,722	$(370,091)	$164,304	$8,585,132

For the year ended December 31, 2023

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$148,428	$—	$110,253	$—	$7,483	$266,164
Defined benefit obligation	862,434	—	(68,968)	(4,844)	30,685	819,307
FVTPL financial instruments	207,794	—	43,792	—	304	251,890
Others	3,769,504	893	316,527	—	95,392	4,182,316

	4,988,160	893	401,604	(4,844)	133,864	5,519,677
Loss carry-forward	495,485	—	56,005	—	3,807	555,297
Investment credits	858,127	—	(522,852)	—	(14,654)	320,621

	$6,341,772	$893	$(65,243)	$(4,844)	$123,017	$6,395,595

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$6,038,258	$—	$(902,114)	$—	$(11,093)	$5,125,051
Defined benefit obligation	—	—	27,031	(2,630)	30,233	54,634
FVTPL financial instruments	531,811	—	(487,098)	—	368	45,081
Others	2,015,063	4,307	681	268,196	84,995	2,373,242

	$8,585,132	$4,307	$(1,361,500)	$265,566	$104,503	$7,598,008

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets

Temporary differences
Property, plant and equipment	$4,847	$—	$3,601	$—	$245	$8,693
Defined benefit obligation	28,166	—	(2,252)	(158)	1,002	26,758
FVTPL financial instruments	6,786	—	1,430	—	10	8,226
Others	123,106	29	10,337	—	3,115	136,587

	162,905	29	13,116	(158)	4,372	180,264
Loss carry-forward	16,182	—	1,829	—	124	18,135
Investment credits	28,025	—	(17,075)	—	(479)	10,471

	$207,112	$29	$(2,130)	$(158)	$4,017	$208,870

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$197,200	$—	$(29,461)	$—	$(362)	$167,377
Defined benefit obligation	—	—	883	(86)	987	1,784
FVTPL financial instruments	17,368	—	(15,908)	—	12	1,472
Others	65,808	141	22	8,759	2,776	77,506

	$280,376	$141	$(44,464)	$8,673	$3,413	$248,139

f.	Deductible temporary differences, unused loss carryforwards and unused investment credits for which no deferred tax assets have been recognized in the consolidated balance sheets

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$1,549,286	$1,759,044	$57,447
Investment credits	94,932	77,436	2,529
Deductible temporary differences	273,290	210,897	6,888

	$1,917,508	$2,047,377	$66,864

The unrecognized loss carry-forward will expire through 2033.

g.	Information about unused loss carry-forward, investment credits, tax-exemption and other tax relief
As of December 31, 2023, the unused loss carry-forward comprised:

Expiry Year	NT$	US$
		(Note 4)

2024	$206,247	$6,736
2025	175,863	5,743
2026	292,946	9,567
2027	329,623	10,765
2028 and thereafter	1,309,662	42,772

	$2,314,341	$75,583

As of December 31, 2023, unused investment credits comprised:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$
		(Note 4)

Purchase of machinery and equipment	$306,005	$9,994	2028 and thereafter
Others	92,052	3,006	2026 and thereafter

	$398,057	$13,000

Some China subsidiaries qualified as high technology enterprises were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments
As of December 31, 2022 and 2023, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$48,035,856 thousand and NT$51,581,597 thousand (US$1,684,572 thousand), respectively.

i.	Income tax assessments
The tax authorities have examined income tax returns of the Company and its R.O.C. subsidiaries through 2019 and 2021.